Risk Management - Summary of Reconciliation of Changes in Fair Value Measurement, Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value measurement, assets
Beginning balance	₩ 17,443,120
Valuation	3,709,508	₩ 1,032,864
Ending balance	23,473,492	17,443,120
Financial assets at fair value through profit or loss, category [member]
Changes in fair value measurement, assets
Beginning balance	1,475,891
Ending balance	4,402,580	1,475,891
Financial assets at fair value through other comprehensive income, category [member]
Changes in fair value measurement, assets
Beginning balance	435,107
Ending balance	502,829	435,107
At fair value
Changes in fair value measurement, assets
Beginning balance	2,115,754
Valuation	3,709,508	1,032,864
Ending balance	5,230,361	2,115,754
At fair value | Level 3
Changes in fair value measurement, assets
Valuation	6,329	5,797
At fair value | Level 3 | Financial assets at fair value through profit or loss, category [member]
Changes in fair value measurement, assets
Beginning balance	5,797	5,692
Acquisition	400	0
Reclassified category	0	0
Disposal	0	0
Valuation	132	105
Foreign currency translation and others	0	0
Ending balance	6,329	5,797
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Unlisted Securities [Member]
Changes in fair value measurement, assets
Beginning balance	160,790	163,889
Acquisition	9,451	8,929
Reclassified category	0	0
Disposal	0	(13)
Valuation	33,237	(12,335)
Foreign currency translation and others	(1,235)	320
Ending balance	202,243	160,790
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Changes in fair value measurement, assets
Beginning balance	491	0
Acquisition	0	500
Reclassified category	0	0
Disposal	0	0
Valuation	38	0
Foreign currency translation and others	0	(9)
Ending balance	₩ 529	₩ 491